Property, Plant and Equipment - Schedule of Movements of Accumulated Depreciation of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ 80,615	$ 95,080
Ending, balances	71,933	80,615
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	40,160	50,222
Ending, balances	36,196	40,160
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	27,650	27,551
Ending, balances	23,798	27,650
Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	12,805	17,307
Ending, balances	11,939	12,805
ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		24
Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		867
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment		9,403
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	197,886	218,461
Sales and/or disposals for the year	(7,049)	(4,210)
Exchange differences	250	(6,658)
Reclassification from assets held for sale		5,622
Impairment	467	31,421
Others	(214)	(878)
Ending, balances	201,141	197,886
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	76,818	89,290
Sales and/or disposals for the year		(381)
Exchange differences	(764)	(1,935)
Reclassification from assets held for sale		5,622
Impairment		20,981
Ending, balances	79,267	76,818
Gross assets [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	85,404	81,423
Sales and/or disposals for the year	(4,663)	(1,855)
Exchange differences	754	(3,550)
Impairment	52	578
Others	(495)
Ending, balances	85,835	85,404
Gross assets [member] | Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	35,664	47,748
Sales and/or disposals for the year	(2,386)	(1,974)
Exchange differences	260	(1,173)
Impairment	415	9,862
Others	281	(878)
Ending, balances	36,039	35,664
Gross assets [member] | ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	53
Ending, balances		53
Gross assets [member] | Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	11,005
Ending, balances		11,005
Gross assets [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	20,363
Ending, balances		20,363
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(117,271)	(123,381)
Depreciation for the year	(18,608)	(21,826)
Sales and/or disposals for the year	6,952	4,035
Exchange differences	(1,140)	4,408
Reclassification from assets held for sale		(1,634)
Impairment	1,140	(21,127)
Others	(281)
Ending, balances	(129,208)	(117,271)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(36,658)	(39,068)
Depreciation for the year	(6,920)	(8,279)
Sales and/or disposals for the year		287
Exchange differences	(198)	825
Reclassification from assets held for sale		(1,634)
Impairment	705	(11,211)
Ending, balances	(43,071)	(36,658)
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(57,754)	(53,872)
Depreciation for the year	(8,217)	(8,967)
Sales and/or disposals for the year	4,645	1,855
Exchange differences	(763)	2,704
Impairment	52	(526)
Ending, balances	(62,037)	(57,754)
Accumulated Depreciation [Member] | Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(22,859)	(30,441)
Depreciation for the year	(3,471)	(4,580)
Sales and/or disposals for the year	2,307	1,893
Exchange differences	(179)	879
Impairment	383	(9,390)
Others	(281)
Ending, balances	(24,100)	(22,859)
Accumulated Depreciation [Member] | ATM Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(29)
Ending, balances		(29)
Accumulated Depreciation [Member] | Fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(10,138)
Ending, balances		(10,138)
Accumulated Depreciation [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ (10,960)
Ending, balances		$ (10,960)